Condensed Parent Only Financial Information - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Operating Activities
Net Income (loss)	$ (111,623)	$ 20,152	$ 34,172	$ 36,738
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Extinguishment of debt	(134,514)
Increase in accrued interest and fees payable	6,339	13,494	17,963	15,001
Costs associated with stock plan	0	55	55	256
Financing Activities
Repayment of borrowed funds	(956,037)	(222,671)	(251,572)	(1,838,959)
Recapitalization transaction fees	(14,360)
Increase (decrease) in cash and cash equivalents	(85,140)	(51,700)	(14,444)	135,965
Cash and cash equivalents at beginning of period	228,536	242,980	242,980	107,015
Cash and cash equivalents at end of period	143,396	191,280	228,536	242,980
Parent Company
Operating Activities
Net Income (loss)	111,623	(20,152)	(34,172)	(36,738)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Equity in income (income) loss of subsidiaries	(18,787)	5,519	14,781	19,498
Extinguishment of debt	(134,514)
Increase in accrued interest and fees payable	7,053	14,448	19,119	17,498
Costs associated with stock plan	2,922
Increase (decrease) in other	(2,872)	371	(3,561)	(293)
Net cash used in operating activities	(34,575)	186	(3,833)	(35)
Investing Activities
Net (increase) decrease in intercompany loans			4,225
Dividend received from subsidiaries	5,402
Capital contribution to subsidiaries	(80,205)
Net cash provided by (used in) investing activities	(74,803)		4,225
Financing Activities
Repayment of borrowed funds	(49,000)
Recapitalization transaction fees	(14,360)
Issuance of common stock	175,000
Net cash provided by (used in) financing activities	111,640
Increase (decrease) in cash and cash equivalents	2,262	186	392	(35)
Cash and cash equivalents at beginning of period	2,976	2,584	2,584	2,619
Cash and cash equivalents at end of period	$ 5,238	$ 2,770	$ 2,976	$ 2,584